UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Fund

(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601              New York, NY  10170

 (Address of principal executive offices)           (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

 (Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end:  12/31/2008

Date of reporting period: 06/30/2008

ITEM 1.  REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended June 30, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT

June 30, 2008
(Unaudited)

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – Congressional Effect Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at inception date (05/23/08) and held for the entire period of 05/23/08 through 06/30/08.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 05/23/08).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 05/23/08 through 06/30/08
Actual Fund Return (in parentheses)	Beginning Account Value 05/23/08	Ending Account Value 06/30/08	Expenses Paid During Period*
Congressional Effect Fund (+2.00%)	$ 1,000.00	$ 1,020.00	$ 2.41

*Expenses are equal to the Fund’s annualized expense ratio of 2.24% for the Congressional Effect Fund shares, multiplied by the average account value over the period, multiplied by 39/366 to reflect the period since inception from 05/23/08 to 06/30/08.

Hypothetical 5% Fund Return**	Beginning Account Value 12/31/07	Ending Account Value 06/30/08	Expenses Paid During Period***
Congressional Effect Fund	$ 1,000.00	$ 1,013.70	$ 11.22

**The hypothetical example has been calculated assuming that the Fund’s date of inception was 12/31/07.  The Fund’s actual date of inception was 05/23/08.

***Expenses are equal to the Fund’s annualized expense ratio of 2.24% for the Congressional Effect Fund shares, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 888-553-4233.  Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

U.S. GOVERNMENT OBLIGATIONS - (88.86%)	Principal	Value

U.S. Treasury Bills 2.17% *, 12/26/2008 (Cost $999,720)	1,010,000	$999,413

	Shares	Value
SHORT-TERM INVESTMENTS - (89.35%)
Fifth Third U.S. Treasury Money Market Fund, 1.58% ** (Cost $1,004,834)	1,004,834	1,004,834

TOTAL INVESTMENTS (Cost $2,004,554) - 178.21%		2,004,247

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (78.21)%		(879,586)

NET ASSETS - 100%		$1,124,661

* Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity
** Rate shown represents the rate at June 30, 2008, is subject to change and resets daily.

SCHEDULE OF FUTURES CONTRACTS	Number of
	Contracts	Value
E-mini S&P 500 Index Futures
Expiring September 2008 (Underlying Face Amount at Market Value $1,088,935)	17	$2,533

Initial margin deposits of $76,500 were pledged in connection with the open futures contracts.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at market (identified cost $2,004,554)	$2,004,247
Deposits at broker for futures contracts	99,898
Due from adviser	8,582
Receivables:
Interest	1,447
Fund shares sold	11,000
Variation margin	2,635
Prepaid expenses	2,269
Total assets	2,130,078

Liabilities:
Payables:
Investments purchased	999,663
Accrued 12b-1 fees	220
Due to administrator	4,801
Accrued expenses	733
Total liabilities	1,005,417

Net Assets	$1,124,661

Sources of Net Assets:
Paid-in capital	$1,121,000
Undistributed net investment loss	(393)
Accumulated net realized gain on investments	1,828
Net unrealized depreciation on investments	(307)
Net unrealized appreciation on futures contracts	2,533

Total Net Assets	$1,124,661

Net Asset Value and Offering Price Per Share
(110,295 shares of beneficial interest issued and
outstanding, unlimited shares authorized)	$10.20

Redemption Price Per Share *	$10.10

* A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
June 30, 2008*
(Unaudited)
Investment Income:
Interest	$1,580

Expenses:
Management fees	881
Distribution (12b-1) fees	220
Legal fees	2,073
Accounting and transfer agent fees and expenses	4,860
Reports to shareholders	170
Compliance officer fees	1,918
Audit fees	2,521
Trustee fees and expenses	815
Registration fees	30
Insurance	87
Custodian fees	490
Pricing fees	320
Total expenses	14,385
Less: fees waived and expenses absorbed	(12,412)
Net expenses	1,973

Net investment loss	(393)

Realized and unrealized gain on investments:
Net realized gain on investments	1,828
Net unrealized depreciation on investments	(307)
Net unrealized appreciation on futures contracts	2,533
Net gain on investments	4,054

Net increase in net assets resulting from operations	$3,661

* The Congressional Effect Fund commenced operations on May 23, 2008.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF CHANGES IN NET ASSETS

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
June 30, 2008 *
(Unaudited)

Increase (decrease) in Net Assets from Operations
Net investment loss	$(393)
Net realized gain on investments	1,828
Net unrealized appreciation on investments	2,226
Net increase in net assets resulting from operations	3,661

Capital share transactions (Note 2):
Increase in net assets from Fund share transactions	1,021,000

Increase in net assets	1,024,661

Net Assets:
Beginning of period	100,000

End of period (Including Undistributed Net Investment Loss of $393)	$1,124,661

* The Congressional Effect Fund commenced operations on May 23, 2008.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

For the
Period Ended
June 30, 2008 *
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss [1,2]	-
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.20

Net Asset Value, End of Period	$10.20

Total Return [3]	2.00%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,125

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	16.33%[4]
After fees waived and expenses absorbed	2.24%[4]

Ratio of net investment loss:
Before fees waived and expenses absorbed	(14.54)%[4]
After fees waived and expenses absorbed	(0.45)%[4]

Portfolio turnover rate	196%

*	The Congressional Effect Fund commenced operations on May 23, 2008.
[1]	Per share amounts were calculated using the average shares method.
[2]	Net investment loss per share resulted in less than $0.01 per share.
[3]	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

(1)        ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the "Trust") was organized as a Delaware statutory Trust on December 21, 2007.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the"1940 Act"). The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The sole authorized series of the Trust is the Congressional Effect Fund (the "Fund").  The Fund became effective with the SEC and commenced operations on May 23, 2008. The Fund is registered to offer one class of shares.  The Fund is diversified.  The Fund’s investment objective is capital appreciation and income.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Security Valuations—The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations. The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective May 23, 2008.  In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2008:

	Investments	Other
	in	Financial
Level	Securities	Instruments *
Level 1	$1,004,834	$1,088,935
Level 2	999,413	-
Level 3	-	-
Total	$2,004,247	$1,088,935

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

(1)         ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)           Financial Futures Contracts–Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value or the underlying security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

c)           Short Sales–The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

d)           Federal Income Tax—The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Effective May 23, 2008, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48) – “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

e)          Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

f)           Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

g)          Other—The Fund records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

h)      Redemption fees—Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  There were no redemption fees paid to the Fund for the period May 23, 2008 through June 30, 2008.

(2)        CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the period from May 23, 2008 to June 30, 2008 were as follows:

	Shares	Amount
Sold	100,295	$1,021,000
Reinvested	-	-
Redeemed	-	-
Net Increase	100,295	$1,021,000

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

(3)        INVESTMENT TRANSACTIONS

For the period from May 23, 2008 to June 30, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$99,180	$101,008

There were government securities purchased or sold during the period.

(4)        ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Congressional Effect Management, LLC (the "Advisor") acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period from May 23, 2008 to June 30, 2008, the Fund incurred $881 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at June 30, 2008.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.99% of the Fund's average daily net assets through December 31, 2009.  Subject to approval by the Fund’s Board, any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time.  For the period from May 23, 2008 to June 30, 2008, the Advisor waived management fees of $881 and reimbursed $11,531 of Fund expenses.

A Trustee of the Trust is the Managing Member of the Advisor.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix" or "Administator").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For these services to the Trust, the Fund pays Matrix $20,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million.  For the period from May 23, 2008 to June 30, 2008, Matrix earned $4,860 for such services including out of pocket expenses, with $2,883 remaining payable at June 30, 2008.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive $18,000 per year per series.  For the period from May 23, 2008 to June 30, 2008, Matrix earned $1,918 of compliance fees, with $1,918 remaining payable at June 30, 2008.

Matrix also acts as Distributor of the Trust’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

(4)        ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.  For the period from May 23, 2008 to June 30, 2008, the Fund incurred $220 of 12b-1 fees.

(5)        TAX MATTERS

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year and will be provided in the Fund’s December 31, 2008 Annual Report.  As of June 30, 2008, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of Investments	$2,004,554

Gross Unrealized Appreciation	$2,533
Gross Unrealized Depreciation	(307)
Net Unrealized Appreciation	$2,226

During the period from May 23, 2008 to June 30, 2008, there were no distributions paid by the Fund.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

ADDITIONAL INFORMATION

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

The Fund will file Form N-PX in August 2008, which describes how the Adviser has voted on all such Fund proxies during the 12-month period ending June 30, 2008.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Total Fund operating expense ratios as stated in the current Fund prospectus dated May 23, 2008 for the Congressional Effect Fund were as follows:

Congressional Effect Fund, gross of fee waivers or expense reimbursements	3.85%
Congressional Effect Fund, after waiver and reimbursement *	2.34%

* The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under the Distribution Plan and Acquired Fund Fees and Expenses) through the fiscal year ending December 31, 2009.  As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses, payment, if any, under the 12b-1 Plan and Acquired Fund Fees and Expenses) will be limited to 1.99% of average daily net assets of the Fund.  Total Gross Operating Expenses (Annualized) during the period from May 23, 2008 to June 30, 2008 were 16.33% for the Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period ended June 30, 2008.

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee [1]	Aggregate Compensation From the Fund [2]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees [2]
Independent Trustees
Daniel Ripp	$0	None	None	$0
Samuel H. Solomon	$0	None	None	$0
Robert J. Cresci	$0	None	None	$0
Interested Trustees
Eric T. Singer	None	None	None	None

1  Each of the Trustees serves as a Trustee to the one fund of the Trust.
2   Figures are for the period from May 23, 2008 to June 30, 2008.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Continued)

JUNE 30, 2008 (Unaudited)	SEMI-ANNUAL REPORT

Consideration and Approval of Investment Advisory Agreement

The Board of Trustees of the Congressional Effect Family of Funds (the "Trust"), including the Independent Trustees, unanimously approved the proposed Investment Advisory Agreement (the "Advisory Agreement") between the Trust, on behalf of the Congressional Effect Fund (the "Fund"), and Congressional Effect Management, LLC (the "Advisor") at a meeting of the Board of Trustees held on May 5, 2008.

The Board then reviewed numerous factors including, without limitation, information about the nature and scope of the services to be provided by the Advisor to the Fund; the proposed compensation terms for the Advisor; the proposed Expense Limitation Agreement; the Advisor’s history and experience; and the effect growth of assets of the Fund would have on the Fund’s advisory fees and expense ratio.  To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the draft Advisory Agreement and the Expense Limitation Agreement; a memorandum from the Advisor to the Board including information about the Advisor, its business, its Form ADV, its experience, its financial strength and capabilities, its personnel, the proposed services to the Fund, and comparative expense ratio information for other mutual funds with strategies similar to the Fund, and other information contained in a Memorandum to the Board from the Advisor (the "Advisor Memo").

In considering the nature and scope of the services provided by the Advisor, the Board considered the responsibilities the Advisor would have under the Advisory Agreement.  The Board also considered that the Trust’s executive officers other than the chief compliance officer and secretary are employees of the Advisor, and that these officers would serve without additional compensation.  The Board considered the administrative services that the Advisor and its employees would provide to the Fund, and the services already provided by the Advisor related to organizing the Fund.  After reviewing the foregoing information, reviewing further information in the Advisor Memo, and discussing the Advisor’s proposed services to the Fund with the Advisor, the Board concluded that the nature and scope of the services would be satisfactory and adequate for the Fund.

The Board also evaluated the investment management experience of the Advisor.  In particular, the Advisor described to the Board the Advisor’s experience actively managing a private fund and separate accounts.  In addition, the Advisor discussed with the Board the Portfolio Manager’s experience as an investment banker and hedge fund manager.  The Board discussed with the Advisor the investment objective and strategy for the Fund, and the Advisor’s plans for implementing the Fund.  The Board considered the Advisor’s capabilities and determined that the Advisor would be an appropriate manager for the Fund.

The Board examined and evaluated the proposed fee arrangements between the Fund and the Advisor under the Investment Advisory Agreement.  The Board compared the Fund’s proposed management fee with fees paid to other investment advisers by other actively managed socially conscious funds.  The Board also compared the expense ratios of comparable funds to the Fund’s expense cap through the Expense Limitation Agreement.  The Board noted that the Advisor would subsidize the Fund to the extent necessary to meet its obligations under the Expense Limitation Agreement.  The Board also considered that, giving effect to the Expense Limitation Agreement, the Fund’s expense ratio is lower than the expense ratio of some other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management, the location of the companies invested in, and/or the nature of the markets invested in, among other factors.  The Board also considered that, giving effect to the Expense Limitation Agreement, was not as low as that of some other funds with certain comparable characteristics.  The Board also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s clients other than the Fund.  After comparing the fees under the Investment Advisory Agreement with those paid by comparable funds and considering all of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 601
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, Georgia 30309

CUSTODIAN BANK
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Fund

By Eric T. Singer, President	/s/ Eric T. Singer
Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer, President	/s/ Eric T. Singer
Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr., Treasurer	/s/ Larry E. Beaver, Jr.
Date: August 29, 2008